Nationwide Bailard Cognitive Value Fund
FUND SUMMARY: NATIONWIDE BAILARD COGNITIVE VALUE FUND
Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 82 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 62 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nationwide Bailard Cognitive Value Fund	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares	Class M Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Bailard Cognitive Value Fund		Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares	Class M Shares
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fee		0.25%	1.00%	none	none	none
Other Expenses	[1]	0.53%	0.28%	0.28%	0.53%	0.28%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.54%	2.04%	1.04%	1.29%	1.04%
Amount of Fee Waiver/Expense Reimbursement	[2]	(0.06%)	none	none	(0.06%)	none
Total Annual Fund Operating Expenses After Waivers/Reimbursements		1.48%	2.04%	1.04%	1.23%	1.04%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 1.47% for Class A shares, and 1.22% for Institutional Service Class shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Bailard Cognitive Value Fund (USD $)	1 Year	3 Years
Class A shares	717	1,028
Class C shares	307	640
Institutional Class shares	106	331
Institutional Service Class shares	125	403
Class M shares	106	331

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years
Nationwide Bailard Cognitive Value Fund Class C shares	207	640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund will, under normal market conditions, invest its assets primarily in common stocks of small-cap value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found  in the S&P SmallCap 600/Citigroup Value Index. Under normal market conditions, the Fund may invest up to 25% of the Fund’s assets in common stocks of micro-cap companies whose market capitalization, measured at the time of purchase, is less than the minimum market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index.  There is no minimum market capitalization limit for the companies in which the Fund may invest.  The Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the S&P SmallCap 600/Citigroup Value Index.  The subadviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market.

As part of the portfolio management of the Fund, the subadviser employs Behavioral Finance techniques in an attempt to capitalize on investors’ behavioral biases and mental errors that can result in securities being mispriced.  Behavioral Finance is the study of why people do not always behave in an economically rational manner.  Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or “rule of thumb” biases) and cognitive errors.  The subadviser attempts to exploit investors’ biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks of foreign companies.

The Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk. In addition, the Fund may invest up to 10% of its assets in exchange-traded funds (“ETFs”) to provide liquidity and diversified exposure to the small cap value markets and sectors.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Micro-cap risk – investing in micro-cap companies involves greater risk than in investing in small, medium or large capitalization companies because the stocks of micro-cap companies tend to have greater price volatility and less liquidity than the stocks of larger companies.  In addition, micro-cap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may at times be out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Exchange-traded funds risk – An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options - When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund’s ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.
In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.